UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number                811-22516
GAI Aurora Opportunities Fund, LLC
 (Exact name of registrant as specified in charter)
c/o Wells Fargo Investment Institute, Inc.
Global Alternative Investments
 401 South Tryon Street
                            Charlotte, NC  28202
(Address of principal executive offices) (Zip code)
Lloyd Lipsett
Wells Fargo Law Department
 J9201-210
200 Berkeley Street
                        Boston, MA  02116
 (Name and address of agent for service)
Registrant's telephone number, including area code: (866) 440-7460
Date of fiscal year end:  March 31
Date of reporting period:  September 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.

GAI Aurora Opportunities Fund, LLC

Consolidated Financial Statements as of and for the
Six Month Period Ended September 30, 2016

GAI Aurora Opportunities Fund, LLC

Table of Contents

Page

Consolidated Schedule of Investments	1

Consolidated Statement of Assets, Liabilities and Net Assets	3

Consolidated Statement of Operations	4

Consolidated Statements of Changes in Net Assets	5

Consolidated Statement of Cash Flows	6

Consolidated Financial Highlights	7

Notes to Consolidated Financial Statements	10

Supplemental Information	22

GAI Aurora Opportunities Fund, LLC

Consolidated Schedule of Investments (unaudited)
As of September 30, 2016

Strategy	Investments	Cost	Fair Value
	Event-Driven - 13.91%
	Corvex Offshore Ltd.	$1,373,393	$1,288,958
	Tyrus Capital Event Fund, Ltd.	897,435	1,072,172
	ValueAct Capital International II, LP	1,639,005	1,807,987
	West Face Long Term Opportunities Fund, Ltd.	363,090	527,583
			4,696,700
	Long/Short Credit - 13.41%
	Centerbridge Credit Partners Offshore, Ltd.	136,682	191,030
	Redwood Offshore Fund, Ltd.	2,355,357	2,962,468
	York Credit Opportunities Unit Trust	1,378,852	1,373,104
			4,526,602
	Long/Short Equities - 12.39%
	Cadian Offshore Fund Ltd.	1,434,375	1,742,379
	Greenlight Capital Offshore (Gold), Ltd.	488,843	519,808
	Greenlight Capital Offshore Qualified, Ltd.	1,953,361	1,920,959
			4,183,146
	Macro - 6.59%
	Guard Macro Offshore Feeder Fund	2,400,000	2,225,068
	Opportunistic - 22.46%
	JHL Capital Group Fund, Ltd.	979,496	925,453
	Luxor Capital Partners Offshore Liquidating SPV, Ltd.	159,922	112,717
	Luxor Capital Partners Offshore, Ltd.	73,609	56,189
	Palomino Fund, Ltd.	5,121,057	5,139,219
	Roystone Capital Offshore Fund, Ltd.	1,462,500	1,350,502
			7,584,080
	Total Investments (Cost $22,216,977*) - 68.76%		23,215,596
	Other Assets and Liabilities, net - 31.24%		10,550,081
	Net Assets - 100.00%		$33,765,677

Percentages shown are stated as a percentage of net assets as of September 30, 2016. All investments in Investment Funds are non-income producing.

*	The cost and unrealized appreciation/(depreciation) of investments as of September 30, 2016, as computed for federal tax purposes, were as follows:

Aggregate cost	$31,625,326

Gross unrealized appreciation	$70,346
Gross unrealized depreciation	(8,480,076)
Net unrealized depreciation	$(8,409,730)

The accompanying notes are an integral part of these consolidated financial statements.

GAI Aurora Opportunities Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)
As of September 30, 2016

Investments by Strategy (as a percentage of total investments)
Opportunistic	32.67%
Event-Driven	20.23
Long/Short Credit	19.50
Long/Short Equities	18.02
Macro	9.58
100.00%

The accompanying notes are an integral part of these consolidated financial statements.

GAI Aurora Opportunities Fund, LLC

Consolidated Statement of Assets, Liabilities and Net Assets (unaudited)
As of September 30, 2016

Assets
Investments in Investment Funds, at fair value (cost - $22,216,977)	$23,215,596
Cash and cash equivalents	17,801,709
Receivable for investments in Investment Funds sold	5,486,670
Due from Adviser	43,434
Total assets	46,547,409

Liabilities
Tenders payable	12,474,325
Management fee payable	41,774
Fund Board fees and expenses payable	10,462
Investor Distribution and Servicing Fees payable	5,478
Accrued expenses and other liabilities	249,693
Total liabilities	12,781,732

Net Assets
Total net assets	$33,765,677

Net Assets consist of:
Paid-in capital	$40,927,387
Overdistribution of net investment income	(6,089,621)
Accumulated net realized gain/(loss) on investments	(2,070,708)
Net unrealized appreciation/(depreciation) on investments	998,619
Retained deficit	(7,161,710)
Total net assets	$33,765,677

Net Assets per Share
GAI Aurora Opportunities Fund, LLC Class I (358,945.698 Shares outstanding)	$93.00
GAI Aurora Opportunities Fund, LLC Class A (4,207.017 Shares outstanding)	$90.96

The accompanying notes are an integral part of these consolidated financial statements.

GAI Aurora Opportunities Fund, LLC

Consolidated Statement of Operations (unaudited)
For the Six Month Period Ended September 30, 2016

Investment Income
Interest	$826
Fund Expenses
Management fee	287,675
Professional fees	267,961
Administrative and custodian fees	143,055
Fund Board fees and expenses	33,885
Commitment fees	20,000
Investor Distribution and Servicing fee	13,488
Income tax benefit	(53,364)
Other operating expenses	31,149
Total operating expenses	743,849
Expense reimbursement from Adviser	(131,292)
Net expenses	612,557
Net investment loss	(611,731)

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain/(loss) from investments in Investment Funds	2,377,824
Net change in unrealized appreciation/(depreciation) from investments in Investment Funds	(1,560,087)
Total net realized and unrealized gain/(loss) from investments	817,737
Net increase in net assets resulting from operations	$206,006

The accompanying notes are an integral part of these consolidated financial statements.

GAI Aurora Opportunities Fund, LLC

Consolidated Statements of Changes in Net Assets

Net increase/(decrease) in net assets	For the Six Month Period Ended September 30, 2016 (unaudited)	For the Year Ended March 31, 2016
Operations
Net investment loss	$(611,731)	$(1,719,191)
Net realized gain/(loss) on investments in Investment Funds	2,377,824	4,215,954
Net change in unrealized appreciation/(depreciation) from investments in Investment Funds	(1,560,087)	(9,424,292)
Net increase/(decrease) in net assets resulting from operations	206,006	(6,927,529)

Distributions to Shareholders
Distribution of net investment income	–	(651,947)
Capital Transactions
Issuance of shares	1,560,000	3,220,000
Reinvestment of distributions	–	294,611
Shares tendered	(25,324,796)	(28,904,120)
Early withdrawal fees	–	7,304
Decrease in net assets derived from capital transactions	(23,764,796)	(25,382,205)

Net Assets
Total decrease in net assets	(23,558,790)	(32,961,681)
Beginning of period	57,324,467	90,286,148
End of period	$33,765,677	$57,324,467
Overdistribution of net investment income	$(6,089,621)	$(5,477,890)

The accompanying notes are an integral part of these consolidated financial statements.

GAI Aurora Opportunities Fund, LLC

Consolidated Statement of Cash Flows (unaudited)
For the Six Month Period Ended September 30, 2016

Cash Provided by Operating Activities

Net increase in net assets resulting from operations	$206,006
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of investments in Investment Funds	23,201,001
Net realized (gain)/loss from investments in Investment Funds	(2,377,824)
Net change in unrealized (appreciation)/depreciation on investments in Investment Funds	1,560,087
Decrease in receivable for investments in Investment Funds sold	2,413,151
Increase in due from affiliate	(24,125)
Decrease in other prepaid assets	12,031
Decrease in management fee payable	(68,859)
Increase in Fund Board fees and expenses payable	2,171
Decrease in Investor Distribution and Servicing Fees payable	(4,807)
Decrease in deferred tax liability	(59,913)
Decrease in accrued expenses and other liabilities	(812)
Net cash provided by operating activities	24,858,107

Cash Used in Financing Activities
Proceeds from issuance of shares	1,560,000
Payments for shares tendered (net of change in payable for tenders of $8,194,455)	(17,130,341)
Net cash used in financing activities	(15,570,341)

Cash and Cash Equivalents
Net increase in cash and cash equivalents	9,287,766
Cash and cash equivalents at beginning of period	8,513,943
Cash and cash equivalents at end of period	$17,801,709

Supplemental Disclosure of Cash Flow Information
Non-cash Investment Fund purchases	$5,439

The accompanying notes are an integral part of these consolidated financial statements.

GAI Aurora Opportunities Fund, LLC

Consolidated Financial Highlights

	Class I
	For the Six Month Period Ended September 30, 2016 (unaudited)			For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Period from January 1, 2013(a) to March 31, 2013

Per Share operating performance: (For Shares outstanding throughout the period/year)
Net asset value per Share, beginning of period/year	$92.40			$102.73	$103.67	$104.38	$100.00
Income/(loss) from investment operations:
Net investment income/(loss)(b)	(0.99)			(2.19)	(2.36)	(2.53)	(0.62)
Net realized and unrealized gain/(loss) from investments	1.59			(7.17)	4.91	7.83	5.00
Total income/(loss) from investment operations	0.60			(9.36)	2.55	5.30	4.38
Less: Distribution of net investment income to Members	-			(0.97)	(3.49)	(6.01)	-
Total distributions to Members	-			(0.97)	(3.49)	(6.01)	-
Net asset value per Share, end of period/year	$93.00			$92.40	$102.73	$103.67	$104.38
Total return (g)	0.65%		(e)	(9.15% )	2.52%	5.11%	4.38%		(e)
Ratios to average net assets: (c)(d)
Gross expenses	2.93%			2.22%	2.03%	2.32%	2.58%
Expenses recouped/(reimbursed)	(0.53%	)		0.06%	0.25%	0.08%	(0.18%	)
Net expenses, including non-reimbursable expenses(f)	2.40%			2.28%	2.28%	2.40%	2.40%

Net investment income/(loss)	(2.40%	)		(2.28% )	(2.28% )	(2.40% )	(2.40%	)
Net assets, end of period/year (in thousands)	$33,383			$53,008	$83,987	$77,637	$51,739

Portfolio turnover rate	-		(e)	4.93%	22.82%	25.26%	7.88%		(e)

(a) Reorganization date. Reorganization occurred at the end of the day December 31, 2012.
(b) Based on average Shares outstanding.
(c) The expenses and net investment income/(loss) ratios do not include income or expenses of the Investment Funds in which the Fund invests.
(d) Annualized for periods less than one year.
(e) Not annualized.
(f) Through December 31, 2015, net expenses excluding non-reimbursible expenses were capped at 2.25% for Class I. Effective January 1,
2016, net expenses excluding non-reimbursible expenses were capped at 2.10% for Class I.
(g) The total return calculation assumes reinvestment of all distributions.

The accompanying notes are an integral part of these consolidated financial statements.

GAI Aurora Opportunities Fund, LLC

Consolidated Financial Highlights (continued)

	Class A
	For the Six Month Period Ended September 30, 2016 (unaudited)			For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Period from January 1, 2013(a) to March 31, 2013

Per Share operating performance: (For Shares outstanding throughout the period/year)
Net asset value per Share, beginning of period/year	$90.71			$101.58	$103.16	$104.33	$100.00
Income/(loss) from investment operations:
Net investment income/(loss)(b)	(1.30)			(2.83)	(2.96)	(2.97)	(0.67)
Net realized and unrealized gain/(loss) from investments	1.56			(7.07)	4.87	7.81	5.00
Total income/(loss) from investment operations	0.25			(9.90)	1.91	4.84	4.33
Less: Distribution of net investment income to Members	-			(0.97)	(3.49)	(6.01)	-
Total distributions to Members	-			(0.97)	(3.49)	(6.01)	-
Net asset value per Share, end of period/year	$90.96			$90.71	$101.58	$103.16	$104.33
Total return(g)	0.28%		(e)	(9.78% )	1.90%	4.66%	4.33%		(e)
Ratios to average net assets: (c)(d)
Gross expenses	4.25%			2.89%	2.63%	2.75%	2.76%
Expenses recouped/(reimbursed)	(0.56%	)		0.04%	0.25%	0.08%	(0.18%	)
Net expenses, including non-reimbursable expenses(f)	3.69%			2.93%	2.88%	2.83%	2.58%
Net investment income/(loss)	(3.69%	)		(2.93% )	(2.88% )	(2.83% )	(2.58%	)
Net assets, end of period/year (in thousands)	$383			$4,316	$6,299	$5,895	$3,973
Portfolio turnover rate	-		(e)	4.93%	22.82%	25.26%	7.88%		(e)

(a) Reorganization date. Reorganization occurred at the end of the day December 31, 2012.
(b) Based on average Shares outstanding.
(c) The expenses and net investment income/(loss) ratios do not include income or expenses of the Investment Funds in which the Fund invests.
(d) Annualized for periods less than one year.
(e) Not annualized.
(f) Through December 31, 2015, net expenses excluding non-reimbursible expenses were capped at 3.00% for Class A. Effective January 1,
2016, net expenses excluding non-reimbursible expenses were capped at 2.85% for Class A.
(g) The total return calculation assumes reinvestment of all distributions.

The accompanying notes are an integral part of these consolidated financial statements.

GAI Aurora Opportunities Fund, LLC

Consolidated Financial Highlights (continued)

	Class I					Class A
	For the Period from April 1, 2012 to December 31, 2012(a)(e)			For the Year Ended March 31, 2012(c)		For the Period from April 1, 2012 to December 31, 2012(a)(e)			For the Period from January 1, 2012(f) to March 31, 2012(e)
Total return:
Total return before performance allocation	1.80%			(5.03%	)	1.80%			6.19%
Performance allocation	(0.15%	)		(0.13%	)	(0.24%	)		(0.62%	)
Total return after performance allocation	1.65%			(5.16%	)	1.56%			5.57%
Ratios to average members' capital:
Net investment income/(loss)(b)(c)	(2.17%	)		(2.00%	)	(2.46%	)		(2.04%	)
Total expenses before reimbursement(b)(c)	2.94%			2.64%		3.00%			1.69%
Expense reimbursement(b)(c)	(0.94%	)		(0.64%	)	(1.00%	)		0.35%
Performance Allocation(b)	0.12%			0.15%		0.33%			0.46%
Total expenses and performance allocation(b)(c)	2.12%			2.15%		2.33%			2.50%
Members' capital, end of period/year (in thousands)	$40,296			$49,784		$3,538			1,461
Portfolio turnover rate	7.11%		(d)	27.93%		7.11%		(d)	27.93%		(d)

(a) Reorganization date. Reorganization occurred at the end of the day December 31, 2012.
(b) The expenses and net investment loss ratios do not include income expenses of the Investment Funds in which the Fund invests.
(c) Annualized for periods less than one year.
(d) Not annualized.
(e) Not consolidated numbers as GAI Aurora Special Onshore Asset Holdings Inc., commenced operations on January 1, 2013.
(f) Date of first Member subscription into class following inception.

The accompanying notes are an integral part of these consolidated financial statements.

GAI Aurora Opportunities Fund, LLC

Notes to Consolidated Financial Statements (unaudited)
September 30, 2016

1.  Organization

GAI Aurora Opportunities Fund, LLC (the "Aurora Fund"), a Delaware limited liability company, has been registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), since January 3, 2011. The Aurora Fund is a closed-end management investment company. On November 20, 2012, GAI Aurora Special Onshore Asset Holdings, Inc. (the "Domestic Blocker") was registered as a corporation in the state of Delaware. The Domestic Blocker is a wholly-owned subsidiary of the Aurora Fund and commenced operations on January 1, 2013 (the "Reorganization Date"). These financial statements are the consolidated financial statements of the Aurora Fund and the Domestic Blocker (collectively, the "Fund").

Wells Fargo Investment Institute, Inc. (the "Adviser"), a North Carolina corporation, is the investment adviser to the Fund. The Adviser's Global Alternative Investments ("GAI") division is responsible for managing the Fund under the advisory agreement. Through June 30, 2016, the Adviser had retained Aurora Investment Management L.L.C., a Delaware limited liability company, to act as the subadviser to the Fund (the "Subadviser"). The Subadviser had been engaged by the Fund and the Adviser to formulate and implement the Fund's investment program. Effective July 1, 2016, the sub-advisory agreement among the Fund, the Adviser and the Subadviser, pursuant to which the Subadviser provided subadvisory services to the Fund, terminated. The Adviser managed the Fund’s assets pursuant to the terms of the advisory agreement as of this date.

The Fund's investment objective is to generate consistent long-term capital appreciation with diversification of risk through the use of a "multi-manager, multi-strategy" global investment strategy. The Fund will attempt to invest broadly across worldwide markets which may include the United States and North America, Latin America, Eastern and Western Europe and Asia.

The Fund seeks to accomplish this objective by allocating its capital primarily among a select group of collective investment vehicles ("Investment Funds") managed by experienced investment managers ("Investment Managers") that implement a number of different alternative investment strategies and invest in a variety of worldwide markets. However, the Fund does not follow a rigid investment policy and is not restricted from participating in any market, strategy or investment other than as set forth in the Fund’s Confidential Private Placement Memorandum or under the terms of the 1940 Act. There can be no assurance that the Fund's investment objective will be achieved or that the Fund will not incur losses.

The Fund's Board of Managers (the "Fund Board") provides broad oversight over the operations and affairs of the Fund, and has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Fund's business. The Fund Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

At a meeting held on May 5, 2016, the Boards of Managers (the "Board") of the Fund and the GAI Corbin Multi-Strategy Fund, LLC (the "Corbin Fund", and together, the "Funds") approved a reorganization (the "Reorganization") under which shareholders of the Fund will receive common shares of the Corbin Fund, and the Corbin Fund will acquire substantially all of the assets and liabilities of the Fund. Such transaction would occur on the basis of relative net asset value of the Funds. The Board of each Fund determined that the Reorganization would be in the best interests of such Fund and that each investor (each, a "Member") would not be diluted as a result of the Reorganization. The Board also took into account that: (i) the Funds expose their Members to similar types of risk and implement substantially similar investment strategies and objectives; and (ii) the Corbin Fund has outperformed the Fund. The Reorganization, which was described in an information statement filed with the Securities and Exchange Commission in final form on May 23, 2016, was approved by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940, as amended, and the rules thereunder) of the Fund at a Member meeting held on June 10, 2016. The transaction is expected to close at the end of September 2016. Refer to Note 12 for more information regarding the Reorganization.

GAI Aurora Opportunities Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)
September 30, 2016

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States ("GAAP"). The accompanying consolidated financial statements of the Fund are stated in U.S. dollars.

The Fund is considered to be an investment company in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, Financial Services – Investment Companies ("FASB ASC 946"), and is following the accounting and reporting guidance found within FASB ASC 946.

(a)  Valuation of investments in Investment Funds – The Fund values its investments in Investment Funds at fair value in accordance with procedures established in good faith by the Fund Board. The fair value ordinarily will be the value of an interest in an Investment Fund determined by the Investment Manager as reported by a third party administrator of the Investment Fund in accordance with the policies established by the Investment Fund, absent information indicating that such value does not represent the fair value of the interest. The Fund could reasonably expect to receive this amount from the Investment Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. Due to the nature of the investments held by the Investment Funds, changes in market conditions and the economic environment may significantly impact the value of the Investment Funds and the fair value of the Fund's interests in the Investment Funds. Furthermore, changes to the liquidity provisions of the Investment Funds may significantly impact the fair value of the Fund’s interests in the Investment Funds. Under some circumstances, the Fund or the Adviser may determine, based on other information available to the Fund or the Adviser, that an Investment Fund's reported valuation does not represent fair value. If it is determined that the Investment Fund's reported valuation does not represent fair value, the Adviser may choose to make adjustments to reflect the fair value. During the six month period ended September 30, 2016, no such adjustments were deemed necessary by the Adviser. In addition, the Fund may not have an Investment Fund's reported valuation as of a particular fiscal period end. In such cases, the Fund would determine the fair value of such an Investment Fund based on any relevant information available at the time. The Fund Board has also established procedures for the valuation of investment securities other than securities of Investment Funds, if any, held directly by the Fund.

Accounting Standards Update ("ASU") 2009-12 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value based on the net asset value per share (the "NAV"), or its equivalent, of the investment as a practical expedient, without further adjustment, unless it is probable that the investment would be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity's measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment that may impact its fair value are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investment and may also include, but are not limited to, restrictions on the investor's ability to redeem its investments at the measurement date and any unfunded commitments. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity's measurement date as the fair value of the investment. A description of each investment in the Fund by strategy can be found in the tables within the Consolidated Schedule of Investments.

GAI Aurora Opportunities Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)
September 30, 2016

ASU 2015-07 eliminates the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient. Reporting entities must provide sufficient information to enable users to reconcile total investments in the fair value hierarchy and total investments measured at fair value in the Consolidated Statement of Assets, Liabilities, and Net Assets. Additionally, the scope of current disclosure requirements for investments eligible to be measured at NAV will be limited to investments to which the practical expedient is applied.

(b)  Consolidation – The Aurora Fund consolidates its investment in the Domestic Blocker because the Domestic Blocker is a wholly-owned subsidiary of the Aurora Fund. Accordingly, the accompanying consolidated financial statements include the assets and liabilities and results of operations for the Domestic Blocker. Any material intercompany accounts and transactions have been eliminated in consolidation.

(c)  Income taxes – The Fund elects to be treated as, and qualifies as, a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax was required for the Aurora Fund. However, for the Domestic Blocker, an income tax provision was calculated and is disclosed in the Fund’s annual consolidated financial statements.

In accounting for income taxes, the Fund follows the guidance in FASB ASC 740, as amended by ASU 2009-06, Accounting for Uncertainty in Income Taxes. FASB ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. There were no uncertain tax positions as of September 30, 2016.

The Fund utilizes a tax-year end of October 31 and the Fund's income and federal excise tax returns and all financial records supporting the 2013, 2014 and 2015 returns are subject to examination by the federal and Delaware revenue authorities.

At October 31, 2015 (the Fund’s last tax-year end), the Fund held a capital loss carryforward of $1,914,772, which can be used to offset future realized capital gains. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses and are not subject to expiration.

(d)  Security transactions and investment income – The Fund's transactions are accounted for on a trade-date basis. Realized gains and losses on the Fund's transactions are determined on the average cost basis. Interest income is recognized on the accrual basis. Dividend income is recognized on the ex-dividend date. The Fund will indirectly bear a portion of the Investment Funds' income and expenses, including management fees and incentive fees charged by the Investment Funds. That income and those expenses are recorded in the Fund's consolidated financial statements as unrealized appreciation/(depreciation) and not as income or expense on the Consolidated Statement of Operations or in the Consolidated Financial Highlights.

GAI Aurora Opportunities Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)
September 30, 2016

(e)  Cash and cash equivalents – The Fund maintains cash in an interest-bearing money market account, which, at times, may exceed federally insured limits. The Fund has not experienced any losses in such account and does not believe it is exposed to any significant credit risk on such bank deposits. All interest income earned will be paid to the Fund.

(f)  Distributions – Distributions will be paid at least annually on limited liability company interests ("Shares") in an amount representing substantially all of the net investment income and net capital gains, if any, earned each year. Each Member will automatically be a participant under the Fund's Dividend Reinvestment Plan ("DRP") and have all income dividends and/or capital gains distributions automatically reinvested in Shares. Election by a Member not to participate in the DRP and to receive all income distributions and/or capital gain distributions, if any, in cash may be made by providing notice to the Member's broker or intermediary.

Distributions to Members from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

(g)  Use of estimates – The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the consolidated financial statements. Actual results could differ from those estimates.

(h)  Fund expenses – The Fund bears all expenses incurred in its business and operations, and records them on an accrual basis. Expenses include, but are not limited to, administrative expenses, reorganization-related expenses, and extraordinary expenses and legal, tax, audit, escrow, fund accounting and printing expenses. Operating expenses also include: (1) investment related expenses, including, but not limited to, brokerage commissions, research fees, and other transactions costs; (2) interest and commitment expense on any borrowings; and (3) all costs and expenses associated with the registration of the Fund and/or its securities under, and in compliance with, any applicable federal and state laws.

(i)  Expense limitation agreement – The Adviser has contractually agreed to limit the Fund's total annualized ordinary fund-wide operating expenses to 2.10%. Members holding Shares designated as Class I ("Class I Shares") have no class-specific expenses. Members holding Shares designated as Class A ("Class A Shares") will pay (in addition to up to 2.10% in fund-wide expenses) an additional annualized amount of up to 0.75% (the "Investor Distribution and Servicing Fee"), for a total of up to 2.85%. Ordinary fund-wide operating expenses exclude the Fund's borrowing and other investment-related costs, Investment Fund and investment manager fees and expenses, taxes, litigation and indemnification expenses, judgments, reorganization-related expenses, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and the Investor Distribution and Servicing Fee charged to Class A Shares. Ordinary fund-wide operating expenses include the Fund's management fee, start-up, offering and organizational expenses.

GAI Aurora Opportunities Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)
September 30, 2016

Expenses in the amount of $131,292 were reimbursed to the Fund by the Adviser during the six month period ended September 30, 2016, and are included in the Consolidated Statement of Operations. No expenses were recouped by the Adviser for the six month period ended September 30, 2016. As of September 30, 2016, the amount of expenses reimbursable by the Adviser and payable to the Fund was $43,434.

(j)  Third party service providers – BNY Mellon Investment Servicing (US) Inc. (the "Administrator") serves as the Administrator to the Fund. Under an agreement made between the Administrator and the Fund, the following annual fee will be calculated based upon the Fund's beginning of the month's net assets and paid monthly:

0.085% of the first $200 million of beginning of month net assets;
0.070% of the next $200 million of beginning of month net assets; and
0.050% of beginning of month net assets in excess of $400 million.

The Fund also pays the Administrator certain fixed fees for consolidated financial statement preparation and other services.

The Bank of New York Mellon (the "Custodian") serves as the Custodian to the Fund. Under an agreement made between the Custodian and the Fund, 0.02% per annum is paid to the Custodian based on gross assets at the end of each month.

The Fund also pays the Custodian certain fixed fees for transactions and other services.

3.  Related Party Transactions

Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial or operational decisions. Fees incurred with related parties during the period are disclosed in the Consolidated Statement of Operations unless otherwise stated and include the following:

(a) Investor Distribution and Servicing Fee – Under the terms of the wholesaling and placement agent agreement between the Fund and Global Alternative Investment Services, Inc. (the "Placement Agent"), the Placement Agent is authorized to retain brokers, dealers and certain financial advisers for distribution services and to provide ongoing investor services and account maintenance services to Members purchasing Interests that are their customers.

The Fund pays an Investor Distribution and Servicing Fee out of the net assets of Class A Shares at the annual rate of 0.75% of the aggregate net asset value of Class A Shares that have been outstanding for more than twelve (12) months, calculated and accrued as of the last day of each calendar month (before any repurchases of Class A Shares) and paid to the Placement Agent quarterly. The Investor Distribution and Servicing Fee is charged on an aggregate class-wide basis, and Members in Class A Shares will be subject to the Investor Distribution and Servicing Fee regardless of how long they have held their Class A Shares. The Investor Distribution and Servicing Fee is paid to the Placement Agent to reimburse it for payments made to investor service providers and for the Placement Agent's ongoing investor servicing.

GAI Aurora Opportunities Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)
September 30, 2016

Pursuant to the conditions of an exemptive order issued by the Securities and Exchange Commission ("SEC"), the Investor Distribution and Servicing Fee is paid pursuant to a plan adopted by the Fund in compliance with Rule 12b-1 under the 1940 Act with respect to Class A Shares. Class I Shares are not subject to the Investor Distribution and Servicing Fee.

For the six month period ended September 30, 2016, the Fund expensed Investor Distribution and Servicing Fees of $13,488. As of September 30, 2016, there were $5,478 of Investor Distribution and Servicing Fees payable to the Placement Agent.

(b)  Placement fees – Under the terms of the wholesaling and placement agent agreement between the Fund and the Placement Agent, the Placement Agent’s sub-agents are entitled to receive a placement fee based on the net amount of Class A Shares purchased by a Member (the "Class A Share Placement Fee"). In determining the applicable Class A Share Placement Fee at the time of investment in Class A Shares, the amount of a Member's investment in Class A Shares (whether initial or additional) will be aggregated with the value of (i) the Member's investments in shares subject to a placement fee of any collective investment vehicle advised by the Adviser and (ii) investments in shares subject to a placement fee of any collective investment vehicle advised by the Adviser held by the Member's "Immediate Family Members" (as defined in the Fund's subscription agreement). The Member must indicate in the subscription agreement who such "Immediate Family Members" are and the amounts of their investments.

The Class A Share Placement Fee shall be deducted from the initial or additional subscriptions provided by the Member and is as follows:

Current Value of Class A Shares	Placement Fee
Less than $500,000	2.00%
$500,000 to less than $1,000,000	1.00%
$1,000,000 or more	0.50%

For the six month period ended September 30, 2016, there were no Class A Share Placement Fees paid to sub-agents of the Placement Agent by Members.

(c)  Investment advisory fees – Amounts paid, and payable, to the Adviser for the six month period ended September 30, 2016 are disclosed in Note 4.

(d)  Fund Board fees and expenses – For the six month period ended September 30, 2016, the Fund incurred Fund Board fees, including out of pocket expenses, of $33,885. As of September 30, 2016, amounts payable to the Fund Board were $10,462.

4.  Investment Advisory Agreement

The Adviser is registered with the SEC as an investment adviser under the Advisers Act. The Adviser also serves as investment adviser to private investment funds, some of which utilize a multi-manager, multi-strategy investment approach. The Adviser is registered with the Commodity Futures Trading Commission ("CFTC") as a commodity pool operator ("CPO") and a commodity trading advisor ("CTA"). Although the Adviser is registered as a CPO it intends to rely on the no-action relief afforded by CFTC Staff Letter No. 12-38 and the exception from CPO registration in CFTC Regulation 4.5. Therefore, the Adviser is not required to deliver a CFTC disclosure document to the Fund’s investors, nor is it required to provide Fund investors certified annual reports that satisfy the requirements of CFTC regulations generally applicable to registered CPOs. As of September 30, 2016, there is no certainty that the Adviser or other parties will be able to rely on these exclusions and exemptions in the future. Additional CFTC regulation (or a decision to no longer use strategies that trigger additional regulation) may cause the Fund to change its investment strategies or to incur additional expenses.

GAI Aurora Opportunities Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)
September 30, 2016

In addition, the CFTC, in consultation with other federal regulators, has proposed margin requirements for uncleared swap transactions. If adopted, the proposed requirements could increase the amount of margin necessary to conduct uncleared swap transactions, limit the types of assets that can be used as collateral for such transactions, and impose other restrictions. The proposed rule may also affect the ability of the Fund to use swap agreements to implement the Fund’s investment strategy and may substantially increase regulatory compliance costs for the Adviser and the Fund. As of September 30, 2016, the actual margin requirements and ultimate impact of the rule proposals on the Fund are uncertain.

The Fund accrues and pays the Adviser each month a fee ("Management Fee") equal to one-twelfth of 1.10% of the aggregate net asset value of outstanding Shares calculated as of the last day of each month (before any repurchases of Shares). The Management Fee incurred by the Fund for the six month period ended September 30, 2016 was $287,675. As of September 30, 2016, the Management Fee payable to the Adviser was $41,774. Through June 30, 2016, the Adviser paid the Subadviser a portion of the Management Fee as described in the subadvisory agreement among the Adviser, Subadviser, and the Fund.

5.  Investment Fund Transactions

There were no purchases of investments in Investment Funds for the six month period ended September 30, 2016. Proceeds from sales of investments in Investment Funds for the six month period ended September 30, 2016 were $23,201,001.

6.  Investments in Investment Funds

The Adviser and, through June 30, 2016 the Subadviser, monitors the performance of Investment Funds. Such monitoring procedures include, but are not limited to, monitoring market movements and the Investment Funds' portfolio investments, comparing performance to industry benchmarks, in depth conference calls and site visits with Investment Fund portfolio managers.

Complete information about the underlying investments held by the Investment Funds is not readily available, so it is unknown whether the Fund, through its aggregate investment in Investment Funds, holds any single investment whereby the Fund's proportionate share exceeds 5% of the Fund's net assets as of September 30, 2016.

GAI Aurora Opportunities Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)
September 30, 2016

The following table summarizes the Fund's investments in the Investment Funds during the six month period ended September 30, 2016, none of which were related parties. The Fund indirectly bears fees and expenses as an investor in the Investment Funds. Each investor of each Investment Fund pays the Investment Manager of the Investment Fund a management fee. The fee rate varies and ranges from 0.75% to 2.50% per annum of the net asset value of that Investment Fund. Additionally, the Investment Manager of each Investment Fund will generally receive an incentive fee/allocation from each investor ranging from 15% to 30% of any net new appreciation of that Investment Fund as of the end of each performance period for which an incentive fee/allocation is calculated.

Investments in Investment Funds	% of Fund's Total Investments Fair Value	Fair Value	Net Change in Unrealized Appreciation/ (Depreciation)	Realized Gain (Loss)	Redemptions Permitted*	Primary Geographic Location
Palomino Fund, Ltd.	22.1%	$5,139,219	$61,745	$—	Annually	British Virgin Islands
Redwood Offshore Fund, Ltd.	12.8	2,962,468	257,156	—	Biennial	Cayman Islands
Guard Macro Offshore Feeder Fund	9.6	2,225,068	(41,566)	—	Monthly	Cayman Islands
Greenlight Capital Offshore Qualified, Ltd.	8.3	1,920,959	12,053	(10,443)	Annually	British Virgin Islands
ValueAct Capital International II, LP	7.8	1,807,987	59,452	—	Annually	British Virgin Islands
Cadian Offshore Fund Ltd.	7.5	1,742,379	249,782	—	Semi-Annually	Cayman Islands
York Credit Opportunities Unit Trust	5.9	1,373,104	26,442	41,232	Annually	Cayman Islands
Roystone Capital Offshore Fund, Ltd.	5.8	1,350,502	18,464	—	Quarterly	Cayman Islands
Corvex Offshore Ltd.	5.6	1,288,958	297,721	(97,387)	Quarterly	Cayman Islands
Tyrus Capital Event Fund, Ltd.	4.6	1,072,172	(30,675)	122,759	Quarterly	Cayman Islands
JHL Capital Group Fund, Ltd.	4.0	925,453	(83,542)	(25,718)	Quarterly	Cayman Islands
West Face Long Term Opportunities Fund, Ltd.	2.3	527,583	(259,099)	272,955	Quarterly	Cayman Islands
Greenlight Capital Offshore (Gold), Ltd.	2.2	519,808	2,221	—	Annually	British Virgin Islands
Centerbridge Credit Partners Offshore, Ltd.	0.8	191,030	(10,913)	12,097	Biennial	Cayman Islands
Luxor Capital Partners Offshore Liquidating SPV, Ltd.	0.5	112,717	(47,205)	—	In Liquidation	Cayman Islands
Luxor Capital Partners Offshore, Ltd.	0.2	56,189	286,646	(233,932)	Quarterly	Cayman Islands
Achievement Fund XL Ltd.	—	—	—	(1,767)	Monthly	Cayman Islands
AHL (Cayman) SPC	—	—	(373,905)	338,061	Monthly	Cayman Islands
Centerbridge Credit Partners, LP**	—	—	(22,211)	12,519	Biennial	United States
Discovery Global Opportunity Fund, Ltd.	—	—	(512,208)	634,864	Quarterly	Cayman Islands
Elizabeth Park Capital Offshore Fund, Ltd.	—	—	36,550	110,056	Monthly	Cayman Islands
Karst Peak Asia Offshore Fund	—	—	(114,110)	90,701	Quarterly	Cayman Islands
Lansdowne Developed Markets Fund, Ltd.	—	—	(1,067,596)	885,557	Monthly	Cayman Islands
Miura Global Fund, Ltd.	—	—	(455,558)	435,537	Monthly	British Virgin Islands
North Tide Capital Offshore, Ltd.	—	—	342,633	(434,232)	Quarterly	Cayman Islands
Passport Special Opportunities Fund, LP**	—	—	2,216	(16,093)	Semi-Annually	United States
Thoroughbred Offshore Fund Ltd.	—	—	—	(116)	Annually	British Virgin Islands
West Face Long Term Opportunities (USA) LP**	—	—	8,338	(14,867)	Quarterly	United States
York European Opportunities Unit Trust	—	—	(202,916)	256,041	Quarterly	Cayman Islands
Total Investments in Investment Funds	100.0%	$23,215,596	$(1,560,087)	$2,377,824

*    Subject to the terms of the offering memorandums of the Investment Funds.
**  Investment Fund was held in GAI Aurora Special Onshore Asset Holdings, Inc.

GAI Aurora Opportunities Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)
September 30, 2016

While redemptions are permitted as noted in the table above for the Investment Funds, such redemptions may be deferred or suspended at any time upon the election of the Investment Manager of the Investment Fund. Moreover, certain Investment Funds may amend their liquidity provisions or otherwise further restrict the Fund's ability to make withdrawals from those Investment Funds. No such restrictions were in place as of or during the six month period ended September 30, 2016. The Fund had no unfunded capital commitments as of September 30, 2016.

The following is a summary of the investment strategies of the Investment Funds held in the Fund as of September 30, 2016:

Event-Driven strategies generally include investments in securities of companies involved in identifiable corporate actions, such as mergers, acquisitions, restructurings, spin-offs, shareholder activism, or other special situations which alter a company's financial structure or operating strategy. Risk management and hedging techniques may be employed to protect the portfolio from events that fail to materialize. In addition, accurately forecasting the timing of an event is an important element impacting the realized return. The use of leverage varies considerably.

Long/Short Credit strategies generally involve Investment Managers taking both long and short positions in credit related instruments, such as corporate bonds, bank loans, trade claims, emerging market debt and credit derivatives (e.g., credit default swaps). Investment Managers utilizing this strategy usually invest in companies in financial difficulty, reorganization or bankruptcy and their portfolios often are concentrated in debt instruments. The use of leverage varies considerably. Investment Managers differ in their preference for actively participating in the workout and restructuring process and the extent to which they use leverage. Although Long/Short Credit strategies typically involve positions in debt instruments and credit derivatives, the Investment Managers implementing this strategy generally perform extensive research on companies and may use this information to invest both long and short in the equity securities of such companies.

Long/Short Equities strategies generally involve taking both long and short positions in equity securities that are deemed to be under or overvalued. Although the combination of long and short investing can provide an element of protection against (but not eliminate) directional market exposure, long/short equities Investment Managers generally do not attempt to neutralize the amount of long and short positions (i.e., they will be net long or net short). Investment Managers may specialize in a particular industry or geographic region, or they may diversify holdings across industries or geographic regions. Investment Managers in this strategy usually employ a low to moderate degree of leverage.

Macro strategies generally involve fundamental, discretionary or systematic, directional trading in currencies, fixed income commodities, bonds and equities. Investment managers utilizing Macro strategies invest in a wide variety of strategies and instruments, often assuming an aggressive risk posture. Most investment managers rely on macro-economic analyses to invest across countries, markets, sectors and companies, and have the flexibility to invest in numerous financial instruments. Futures, options and other derivative instruments are often used for hedging and speculation and the use of leverage varies considerably.

Opportunistic strategies generally involve Investment Managers exercising discretion in allocating capital among several types of arbitrage, event-driven and directional strategies (e.g., long/short equities, relative value, long/short credit, activist, volatility trading and capital structure arbitrage). Capital is opportunistically allocated as such Investment Managers perceive each strategy's opportunity set changing with market conditions.

GAI Aurora Opportunities Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)
September 30, 2016

7.  Fair Value Measurements

The Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

•
Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

•
Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

•	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

As a result of the adoption of ASU 2015-07, investments in Investment Funds with a fair value of $23,215,596 using their NAVs per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of September 30, 2016 is as follows:

Description	Total Fair Value at September 30, 2016	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs		Level 3 Significant Unobservable Inputs
Investment Funds (1)	$23,215,596	$–		$–		$–
Total Investments	$23,215,596	$–	$		$

(1)
Investment Funds that are measured at fair value using NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy, as ASU 2015-07 removes this requirement. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Statement of Assets, Liabilities and Net Assets.

There were no transfers between any levels during the six month period ended September 30, 2016.

GAI Aurora Opportunities Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)
September 30, 2016

8.  Capital Share Transactions

The Fund offers two separate classes of Shares, Class I Shares and Class A Shares, to investors eligible to invest in the Fund.

The Fund accepts initial and additional subscriptions for Shares on subscription dates, which occur only once each month, effective as of the beginning of the first calendar day of the month at the relevant net asset value per Share of the Fund as of the end of the last calendar day of the prior month. All Class A Share subscriptions accepted into the Fund are received net of Class A Share Placement Fees. The Fund Board may discontinue accepting subscriptions at any time.

To provide a limited degree of liquidity to Members, the Fund may from time to time offer to repurchase Shares pursuant to written tenders by Members. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Fund Board in its sole discretion. The Adviser expects to recommend ordinarily that the Fund Board authorize the Fund to offer to repurchase Shares from Members quarterly. If the interval between the date of purchase of Shares and repurchase of Shares is less than one year, then such repurchase will be subject to a 2% early withdrawal fee.

For the six month period ended September 30, 2016, transactions in the Fund's Shares were as follows:

	Subscriptions (in Shares)	Subscriptions	Reinvestment of Distributions (in Shares)	Reinvestment of Distributions	Tenders (in Shares)	Tenders
Class I	16,882.934	$1,560,000	–	$–	(43,372.469)	$(3,931,280)
Class A	–	–	–	–	(231,617.261)	(21,393,516)
	16,882.934	$1,560,000	–	$–	(274,989.730)	$(25,324,796)

9.  Contingencies

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as any such exposure would result from future claims that may be, but have not yet been, made against the Fund based on events which have not yet occurred. However, based on the Adviser's experience, the Fund believes the risk of loss from these arrangements to be remote.

10.  Risk Factors

An investment in the Fund involves various risks. The Fund allocates assets to Investment Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults. No guarantee or representation is made that the investment program will be successful.

GAI Aurora Opportunities Fund, LLC

Notes to Consolidated Financial Statements (unaudited) (continued)
September 30, 2016

11.  Line of Credit Arrangement

The Fund maintained a committed, secured line of credit (the "Facility") with Royal Bank of Canada ("RBC"). The Facility has the following terms: (a) interest rate of applicable LIBOR rate plus 1.40% per annum, (b) a commitment fee of 0.80% per annum, and (c) a committed amount of $5,000,000. For the six month period ended September 30, 2016, the Fund had no borrowings and as of September 30, 2016, there was no outstanding balance under the line of credit. For the six month period ended September 30, 2016 the Fund accrued no interest expense and there was no outstanding interest fee payable as of September 30, 2016. On September 30, 2016, the Fund terminated the Facility agreement with RBC.

For the six month period ended September 30, 2016, commitment fees of $20,000 were expensed and are included in the accompanying Consolidated Statement of Operations. There were no commitment fees payable to RBC as of September 30, 2016.

The Fund is required to meet certain financial covenants, such as limiting the amount of debt to the lesser of (a) the committed amount and (b) an amount equal to the product of 35% multiplied by the value of the collateral as defined in the line of credit agreement. The Fund met all financial covenants as of and during the six month period ended September 30, 2016.

12.  Subsequent Events

The Adviser has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were available to be issued, and has determined that there were no events that required disclosure other than the below:

Effective close-of-business on September 30, 2016, the Reorganization of the Fund and the GAI Corbin Multi-Strategy Fund, LLC occurred pursuant to the terms of the plan of Reorganization adopted and approved by the Fund Board and the Fund’s Members.

GAI Aurora Opportunities Fund, LLC

Supplemental Information (unaudited)

Board Consideration of the Investment Management Agreement

At an in-person meeting of the Board held on May 5, 2016, the Board, including the Independent Managers, considered and approved the continuation of the investment advisory agreement between the Adviser and the Fund ("Advisory Agreement"). The subadvisory agreement among the Adviser, the Fund and the Subadviser ("Subadvisory Agreement") was not considered for continuation due to the impending reorganization of the Fund. In preparation for review of the Advisory Agreement, the Board requested the Adviser to provide detailed information which the Board determined to be reasonably necessary to evaluate the Advisory Agreement. On May 5, 2016, the Independent Managers met in-person among themselves to review and discuss aspects of the materials, initially with, and later without, representatives of the Adviser being present.

Representatives of the Adviser made extensive presentations regarding the materials and responded to questions from the Independent Managers. Further, the Board, including the Independent Managers, took into consideration information furnished for the Board's review and consideration throughout the year at regular Board meetings, as well as the information specifically prepared in connection with the renewal process.

Upon consideration of these presentations, discussions, materials and other factors, the Board determined:

Nature, Extent and Quality of Services Provided to the Fund. The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser, including in particular investment decision making, monitoring and oversight, as well as compliance, under the Advisory Agreement, including the selection of investments, allocation of the Fund's assets among, and monitoring performance of, underlying Investment Funds, evaluation of risk exposure of underlying Investment Funds, experience of underlying Investment Funds' managers, management of short-term cash and operations of underlying Investment Funds, and day-to-day portfolio management and general due diligence examination of underlying Investment Funds before and after committing assets of the Fund for investment. The Board also reviewed and considered the nature and extent of the non-advisory and administrative services provided by the Adviser, including, among other things, providing to the Fund office facilities, equipment, and personnel and the Adviser's interactions with the service providers in assisting the Fund in compliance and other non-advisory areas. The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who would provide the investment advisory and administrative services to the Fund, including any recent changes in such personnel. The Board examined performance of the Fund during the period and previously. The Board determined that the Adviser's portfolio managers and key personnel are well qualified and perform the services in an efficient and professional manner with acceptable and competitive performance results. The Board also took into account the Adviser's compliance functions and its role in determining the fair value of the Fund's assets. The Board also reflected on the annual audit process and the roles provided by the Adviser, including the time, resources and personnel availability provided by it. The Board concluded that the overall quality of the investment advisory and administrative services was satisfactory.

Cost of the Services Provided, and whether Economies of Scale would be Realized. The Board considered the Fund's advisory fee and concluded that such fee was reasonable and satisfactory in light of the services to be provided. The Board reviewed the advisory fee rate and total expense ratio of the Fund. The Board compared the advisory fee and total expense ratio for the Fund with various comparative data, including a chart prepared by the Adviser comparing the fees payable by the Fund to those payable by comparable funds. The Board noted that the fees payable to the Adviser were comparable to the fees payable to the investment managers of other similarly situated funds. The Board concluded that the advisory fee and total expense ratio of the Fund were reasonable and satisfactory in light of the services provided. The Board also determined that, given the relative size of the Fund, economies of scale were not likely to be present or were not a significant factor at this time.

GAI Aurora Opportunities Fund, LLC

Supplemental Information (unaudited) (continued)

Profitability of the Adviser and each of its Affiliates. The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser, including the Adviser's methodology in allocating costs in determining its profitability. Based on the review of the information they received, the Board members concluded that the profits earned by the Adviser were reasonable.

Benefits Derived by Adviser from the Relationship with the Fund. The Board considered the "fall-out" or ancillary benefits that may accrue to the Adviser as a result of the advisory relationship with the Fund. In this regard, the Board noted that no soft-dollar research exists or is significant, in light of the investments in Investment Funds, and that "fall-out" benefits, to the extent any exist, are not a material factor with regard to approving the Advisory Agreement.

General Conclusion. Based on its consideration of all factors that it deemed material, the Board, including all of the Independent Managers, determined that the Fund's advisory fee is fair and reasonable with respect to the quality of services that the Adviser provides and in light of the other factors that had been discussed and deemed relevant by the Board. The Board noted that it had based its decision on evaluation of all of the factors as a whole and did not consider any one factor as all-important or controlling in determining whether to approve the Advisory Agreement.

The Board of Managers of the Fund

The Fund Board provides broad oversight over the operations and affairs of the Fund, and has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Fund's business. The Fund Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

The Managers of the Fund’s Board of Managers ("Managers") are not required to hold Shares of the Fund. A majority of the Managers are persons who are not "interested persons" (as defined in the 1940 Act) of the Fund (collectively, the "Independent Managers"). The Independent Managers perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation or trust.

The identity of the Independent Managers and officers of the Fund and brief biographical information regarding each such person during the past five years is set forth below. Each Independent Manager who is deemed to be an "interested person" of the Fund, as defined in the 1940 Act (an "Interested Manager"), is indicated by an asterisk. The business address of each person listed below is 401 South Tryon Street, Charlotte, NC 28202.

GAI Aurora Opportunities Fund, LLC

Supplemental Information (unaudited) (continued)

Managers
Name and Age(1)	Position(s) With the Fund	Term of Office and Length(2) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex(3) Overseen by Managers	Other Directorships Held by Manager During the Last Five Years

Adam Taback* Age: 45	Manager, President	Since 2010	Executive Vice President, Wells Fargo Investment Institute, Inc., since 2014; President, Wells Fargo Investment Institute, Inc. (formerly known as Alternative Strategies Group, Inc.), 2003-2014; President, Wells Fargo Alternative Asset Management, LLC, 2011; President, Global Alternative Investment Services, Inc., since 2010; President, A.G. Edwards Capital, Inc., since 2008.	2
Chairman of the Board of Trustees, GAI Agility Income Fund, since 2010; Chairman of the Board of Managers, GAI Corbin Multi-Strategy Fund, LLC, since 2010; Chairman of the Board of Managers, GAI Mesirow Insight Fund, LLC, 2011-2015; Director of Global Alternative Investment Services, Inc., since 2010; Director, A.G. Edwards Capital, Inc., since 2008; Director, Wells Fargo Investment Institute, Inc., 2005-2014.

James Dean Age: 60	Manager	Since 2010	Executive Vice Chancellor and Provost, UNC at Chapel Hill, since 2013; Dean, Kenan-Flagler Business School, UNC at Chapel Hill, 1998-2013.	2
Member of Board of Trustees, GAI Agility Income Fund, since 2010; Member of Board of Managers, GAI Corbin Multi-Strategy Fund, LLC, since 2010; Member of Board of Managers, GAI Mesirow Insight Fund, LLC, 2011-2015.

James Dunn Age: 43	Manager	Since 2010	Chief Executive Officer, Chief Investment Officer, Verger Capital Management LLC, since 2014; Vice President, Chief Investment Officer, Wake Forest University, 2009-2014; Managing Director, Chief Investment Officer, Wilshire Associates, 2005-2009.	2
Member of Board of Trustees, GAI Agility Income Fund, since 2010; Member of Board of Managers, GAI Corbin Multi-Strategy Fund, LLC, since 2010; Member of Board of Managers, GAI Mesirow Insight Fund, LLC, 2011-2015; Board Member, CAPTRUST Advisory Board, since 2011; Board Member, Ronald McDonald House of Winston-Salem Advisory Board, since 2011; Board Member, CFA North Carolina Society’s Strategic Advisory Board, since 2012.

Stephen Golding Age: 67	Manager	Since 2010	Senior Vice President for Strategic Initiatives, Ohio University, since 2016; Chief Financial Officer, Vice President, Finance and Administration, Ohio University, 2010-2016; Executive Vice President, Finance and Administration, Cornell University, 2005-2009.	2
Trustee, Washington College, since 2003; Member of Board of Trustees, GAI Agility Income Fund, since 2010; Member of Board of Managers, GAI Corbin Multi-Strategy Fund, LLC, since 2010;  Member of Board of Managers, GAI Mesirow Insight Fund, LLC, 2011-2015; Trustee, Wells College Board Member, 2012-2015.

James Hille Age: 55	Manager	Since 2010	Chief Investment Officer, Texas Christian University, since 2006; Chief Investment Officer, Teachers Retirement System of Texas, 1995-2006.	2
Trustee, Employees Retirement System of Fort Worth, 2007-2011; Board Member, Texas Comptroller’s Investment Advisory Board, since 2007; Trustee, Communities Foundation of Texas, since 2012; Trustee, Trinity Valley School, since 2009; Member of Board of Trustees, GAI Agility Income Fund, since 2010; Member of Board of Managers, GAI Corbin Multi-Strategy Fund, LLC, since 2010; Member of Board of Managers, GAI Mesirow Insight Fund, LLC, 2011-2015; Board Member, Investment Advisory Board of the Texas State Treasury Safekeeping Trust Fund and the Employee Retirement System of Texas, since 2011; Trustee, Silver Ventures, Inc., since 2012.

GAI Aurora Opportunities Fund, LLC

Supplemental Information (unaudited) (continued)

Name and Age(1)	Position(s) With the Fund	Term of Office and Length(2) of Time Served	Principal Occupation(s) During Past Five Years(3)	Number of Portfolios In Fund Complex(4) Overseen by Managers	Other Directorships Held by Manager During the Last Five Years

Jonathan Hook Age: 58	Manager	Since 2010	Chief Investment Officer, Harry and Jeanette Weinberg Foundation, since 2014; Vice President, Chief Investment Officer, The Ohio State University, 2008-2014; Chief Investment Officer, Baylor University, 2001-2008.	2
Member of Board of Trustees, GAI Agility Income Fund, since 2010; Member of Board of Managers, GAI Corbin Multi-Strategy Fund, LLC, since 2010; Member of Board of Managers, GAI Mesirow Insight Fund, LLC, 2011-2015; Member of the Board of Directors, Research Corporation for Science Advancement (RCSA), since 2011.

Dennis Schmal Age: 69	Manager	Since 2011	Self-employed; Board Director and Consultant.	2
Member of Board of Trustees, GAI Agility Income Fund, since 2011; Member of Board of Managers, GAI Corbin Multi-Strategy Fund, LLC, since 2011; Member of Board of Managers, GAI Mesirow Insight Fund, LLC, 2008-2015; Director, Grail Advisors ETF Trust (5 Funds) 2009-2011; Director, AssetMark/GuideMark/ Guide Path Mutual Funds (16 funds), since 2006; Chairman of the Board of Directors of Pacific Metrics Corporation, 2005-2014; Director and Chairman of the Board, Sitoa Global, Inc., 2012-2013; Director, Varian Semiconductor Equipment Associates, 2004-2011; Director, Merriman Holdings, Inc., 2003-2016; Director, Owens Realty Mortgage Inc., since 2013; Trustee, Cambria ETF Funds, since 2013; Director, Blue Calypso Inc., since 2015; Director, North Bay Bancorp, 2006-2007.

*	Indicates an Interested Manager.

(1)	As of September 30, 2016.

(2)
Each Manager serves until death, retirement, resignation or removal from the Board. Any Manager may be removed, with or without cause, at any meeting of the Members by a vote of Members owning at least two-thirds of the outstanding Shares.

(3)	The "Fund Complex" is currently comprised of two closed-end registered investment companies.

GAI Aurora Opportunities Fund, LLC

Supplemental Information (unaudited) (continued)

Principal Officers who are not Managers:

Name and Age(1)	Position(s) With the Fund	Length of Time Served(2)	Principal Occupation During Past Five Years

Michael Roman Age: 36	Treasurer	Since 2010
Manager of Global Alternative Investments Financing and Accounting, Wells Fargo Investment Institute, Inc., since 2007; Senior Analyst, Wells Fargo Investment Institute, Inc., 2006; Treasurer, Wells Fargo Alternative Asset Management, LLC, 2011; Senior Financial Analyst, Turbine, Inc.; 2003-2006.

Britta Patterson Age: 42	Secretary	Since 2010
Senior Vice President and Secretary, Wells Fargo Investment Institute, Inc., since 2008; Director and Chief Administrative Officer, AG Edwards Capital, Inc., since 2008; Director (2009-2014), Chief Administrative Officer (2005-2014), Wells Fargo Investment Institute, Inc.; Chief Administrative Officer, Senior Vice President, Wells Fargo Alternative Asset Management, LLC, 2011.

Jeffrey Minerva Age: 34	Assistant Treasurer	Since 2013
Senior Fund Reporting Analyst, Wells Fargo Investment Institute, Inc., since 2011; Audit Senior, Deloitte & Touche, LLP, 2007-2011; Audit Senior Associate, Deloitte & Touche, LLP, 2006-2007; Audit Associate, Deloitte & Touche, LLP, 2005-2006.

James Angelos Age: 68	Chief Compliance Officer	Since 2014
Chief Compliance Officer, Wells Fargo Investment Institute, Inc., 2014-2016; Chief Compliance Officer, A.G. Edwards Capital, Inc., 2014-2016; Senior Industry Consultant, Mainstay Capital Markets Consultants, Inc., 2013-2014; Surveillance Director, Financial Industry Regulatory Authority, 2011-2013; Vice President-Asset Management Compliance, Ameriprise Financial Services, 2007-2010.

Sean M. Nicolosi Age: 43	Chief Operating Officer	Since 2014
Director of Alternative Investment Operations, Wells Fargo Investment Institute, Inc., since 2014; Chief Operating Officer and Director, Global Alternative Investment Services, Inc., since 2014; Chief Operating Officer and Director, A.G. Edwards Capital, Inc., since 2014; Chief Operating Officer and Director, Wells Fargo Investment Institute, Inc., 2014; Vice President and Operations Manager, Wells Fargo Investment Institute, Inc., 2012-2014; Vice President and Senior Financial Reporting Manager, BNY Mellon Global Investment Services, 2011-2012; Administration Manager, Wells Fargo Investment Institute, Inc., 2005-2011.

(1)	As of September 30, 2016.

(2)	Each officer of the Fund serves for an indefinite term until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

GAI Aurora Opportunities Fund, LLC

Supplemental Information (unaudited) (continued)

Form N-Q Filings

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q will be available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies

Information on how the Fund voted proxies relating to portfolio securities during the prior twelve month period ending June 30 of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities will be available without charge, by request, by calling (866) 440-7460 and on the SEC’s web site at www.sec.gov.

Item 2. Code of Ethics.
Not applicable.

Item 3. Audit Committee Financial Expert.
Not applicable.

Item 4. Principal Accountant Fees and Services.
Not applicable.

Item 5. Audit Committee of Listed Registrants.
Not applicable.

Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
(a)	Not applicable.

(b)
There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.
(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)		GAI Aurora Opportunities Fund, LLC

By (Signature and Title)*		/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	12/7/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	12/7/2016

By (Signature and Title)*		/s/ Michael Roman, Treasurer
Michael Roman, Treasurer
(principal financial officer)

Date	12/7/2016

* Print the name and title of each signing officer under his or her signature.